Business Combinations - Additional Information (Detail) (USD $)				1 Months Ended
	Mar. 31, 2013 Clinical Trial Services	Feb. 15, 2013 Clinical Trial Services	Feb. 15, 2013 Clinical Trial Services Maximum	Aug. 13, 2012 PriceSpective LLC	Mar. 31, 2013 PriceSpective LLC	Feb. 28, 2012 PriceSpective LLC	Feb. 28, 2012 PriceSpective LLC Maximum	Mar. 31, 2013 BeijingWits Medical Limited	Feb. 15, 2012 BeijingWits Medical Limited	Feb. 15, 2012 BeijingWits Medical Limited Maximum	Feb. 15, 2012 BeijingWits Medical Limited Minimum Employee
Business Acquisition [Line Items]
Cash consideration		$ 51,897,000				$ 37,199,000			$ 9,000,000
Additional consideration			3,750,000				15,000,000			7,000,000
Additional Consideration liability	3,750,000				10,000,000			7,000,000
Amount held in escrow	3,750,000
Percentage of common stock acquired						100.00%			100.00%
Further consideration paid in relation to certain performance milestones achieved				$ 5,000,000
Addition of new employees											100